Leases - Intangible Leased Assets (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible Lease Asset, Gross	$ 14,509	$ 14,509	$ 14,509
Accumulated Amortization	(1,375)	(963)	(131)
Intangible Lease Asset, Net of Amortization	13,134	13,546	14,377
Office | Jeffersonville, IN
Finite-Lived Intangible Assets [Line Items]
Intangible Lease Asset, Gross	14,509	14,509	14,509
Accumulated Amortization	(1,375)	(963)	(131)
Intangible Lease Asset, Net of Amortization	$ 13,134	$ 13,546	$ 14,377